Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax and social contribution
Balance at beginning of period	R$ 91,971	R$ 91,769
Additions	21,514	23,111
Reversals and write off	(36,181)	(22,909)
Balance at end of period	R$ 77,304	R$ 91,971